Average Annual Total Returns			12 Months Ended	28 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap Growth® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap Growth® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.66%		6.65%	12.49%	13.20%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%		14.42%	14.82%	14.82%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			18.56%		15.32%	18.13%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.01%		3.18%	9.57%
Russell 2500 Growth Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500 Growth Total Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			10.31%	14.25%
S&P 500® Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	22.25%
Russell 1000 Growth Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Total Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			18.56%	27.38%
Bloomberg Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.97%	4.09%
S&P 500® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.07%	3.22%
Congress Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(4.98%)		1.79%	9.13%	10.43%
Performance Inception Date		Oct. 31, 2012
Congress Mid Cap Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(7.58%)		(0.44%)	7.64%	9.14%
Congress Mid Cap Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.02%)		1.47%	7.48%	8.73%
Congress Mid Cap Growth Fund Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(5.22%)		1.53%	8.85%	10.16%
Performance Inception Date		Oct. 31, 2012
Congress Large Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.67%		11.26%	14.60%
Congress Large Cap Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.87%		9.73%	13.06%
Congress Large Cap Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.81%		8.74%	11.86%
Congress Large Cap Growth Fund Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.38%		10.98%	14.31%
Congress Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.34%		9.72%	13.57%
Congress Small Cap Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.77%		8.86%	12.20%
Congress Small Cap Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.37%		7.62%	10.92%
Congress Small Cap Growth Fund Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		8.07%		9.46%	13.29%
Congress SMid Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.71%	10.42%
Performance Inception Date		Aug. 21, 2023
Congress SMid Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.71%	10.42%
Congress SMid Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.38%	8.07%
Congress Large Cap Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.44%	19.76%
Performance Inception Date		Aug. 21, 2023
Congress Large Cap Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.44%	19.73%
Congress Large Cap Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.36%	15.46%
Congress Intermediate Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.52%	3.83%
Congress Intermediate Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.82%	2.26%
Congress Intermediate Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.83%	2.25%

[1]	Performance information for the Retail Class shares shown for periods prior to the Reorganization is the performance of the Predecessor Fund’s Investor Class shares.